SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS	12 Months Ended
Jan. 31, 2021
Supplemental disclosure respect to cash flows [Abstract]
SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

22. SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

Supplemental and non-cash transactions during the year ended January 31, 2021

•	There were interest payments of $2,515,446 and income taxes of $2,832,676 paid.
•	The Company issued 7,132,042 common shares valued at $2,582,903 pursuant to the amended terms of the purchase of Phantom Farms, including SDP.
•	The Company issued 95,849 common shares value at $38,415 as partial repayment of the $175,000 convertible promissory note related to the Megawood acquisition.
•	The Company issued 456,862 common shares valued at $429,582 to Swell as part of the purchase agreement dated May 23, 2019 as settlement of a commitment to issue shares.
•	The Company issued 19,774 common shares valued at $21,371 to the vendors of EFF for a partial settlement of the commitment to issue shares.

Supplemental and non-cash transactions during the year ended January 31, 2020

•	There were interest payments of $3,291,295 and no income taxes were paid.
•	The Company issued 2,670,000 common shares valued at $2,507,138 for the acquisition of Phantom Farms.
•	The Company issued 1,266,667 common shares valued at $1,130,363 for the acquisition of Swell Companies.
•	The Company issued 7,015,238 common shares valued at $3,796,815 for the acquisition of Swell Companies.
•	The Company issued 3,983,886 common shares valued at $4,136,646 for the purchase of a building.
•	The Company issued 368,688 common shares valued at $368,688 to settle a portion of a share payment note.
•	The Company issued 8,016,388 common shares valued at $4,539,991 upon the conversion of debentures.
•	The Company issued 977,479 common shares valued at $660,647 upon the conversion of a portion of a convertible promissory note.
•	Transfer from reserves to share capital of $289,159 and $38,952 on exercise of warrants and options respectively